SUPPLEMENTAL CASH FLOW INFORMATION Narrative (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2011 License Agreement [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Dividends payable	$ 228	$ 200	$ 161
Intangible assets				81
Payments for Purchase of Other Assets				$ 40